Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Income tax benefit, adjustment		$ 4
Other income tax disclosures
Effect of unrecognized tax benefit on income tax expense	$ 37	38	$ 38
Interest and penalties expense related to unrecognized income tax expense (benefit)	3		$ 3
Net accrued interest and penalties	21	19
Maximum
Other income tax disclosures
Interest and penalties expense related to unrecognized income tax expense (benefit)		$ (1)
State
Other income tax disclosures
NOL carryforwards	1,895
Deferred income tax asset for State NOL carryforwards	86
Federal
Other income tax disclosures
Deferred tax asset for Federal NOL carryforward	$ 10